CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 6 – CONVERTIBLE NOTES

Convertible notes consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023

1800 Diagonal convertible note #5, 9% interest, due June 2024	-	55,000
1800 Diagonal convertible note #6, 10% interest, due September 2024	-	68,511
1800 Diagonal convertible note #7, 10% interest, due September 2024	-	61,600
Mast Hill convertible note, 16% interest, due March 2023	250,000	250,000
Blue Lake convertible note, 16% interest, due March 2023	250,000	250,000
International Real Estate Development, 5% interest, due March 2024	-	8,900,000
Total convertible notes	$500,000	$9,585,111
Less discounts	(25,654)	(33,034)

Total convertible notes, net of discount	474,346	9,552,077

Less current portion	(474,346)	(9,552,077)

Total convertible notes, net of discount - long term	$-	$-

Mast Hill Fund, L.P (“Mast note”)

On March 23, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $250,000 for net proceeds of $211,250, net of issuance costs of $13,750 and original issuance discount of $25,000. The interest rate under the convertible promissory note in default is 16%, and the principal and all accrued but unpaid interest are due on March 23, 2023 but has been extended until the end of the year. The note requires eight (8) mandatory monthly installments of $35,000 starting in July 2022.

Additionally, as an incentive to the note holder, the securities purchase agreement also provided for the issuance of 225,000 shares of common stock with fair value of approximately $101,000, which were fully earned at issuance, and 343,750 warrants to purchase an equivalent number of shares of common stock at an exercise price of $0.80 and a term of five years. The note is convertible upon an event of default at the noteholder’s option into shares of our common stock at a fixed conversion price of $0.35, subject to standard anti-dilutive rights and down round protection. The conversion price of the convertible debt and the strike price of the warrants should be adjusted to the new effective conversion price following subsequent dilutive issuances.

During the year ended December 31, 2023, the Company converted approximately $133,096 of interest and premium into 1,664,857 shares of common stock.

The principal balance owed to Mast Hill Fund was $250,000 as of September 30, 2024 and December 31, 2023. The Company incurred approximately $9,221 of interest during the nine months ended September 30, 2024.

The Company has not yet received any default notice from the investor. Upon event of default, the Company is required to pay the outstanding principal plus accrued interest and a default penalty which is equal to 25% of the principal and accrued interest.

The Company initially recognized $219,832 of debt discount resulting from the original issue discount, the deferred financing costs, the fair value assigned to the commitment shares and the warrants. The balance of the unamortized debt discount was $0 as of September 30, 2024 and December 31, 2023, respectively.

Blue Lake Partners LLC (“Blue Lake note”)

On March 28, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $250,000 for net proceeds of $211,250, net of issuance costs of $13,750 and original issuance discount of $25,000. The interest rate under the convertible promissory note in default is 16%, and the principal and all accrued but unpaid interest are due on March 28, 2023. The note requires eight (8) mandatory monthly installments of $35,000 starting in July 2022. Additionally, as an incentive to the note holder, the securities purchase agreement provided for the issuance of 225,000 shares of common stock with fair value of approximately $101,000, which were fully earned at issuance, and 343,750 warrants for the purchase of an equivalent number of shares of common stock at an exercise price of $0.80 and a term of five years.

The note is convertible upon an event of default at the noteholder’s option into shares of our common stock at a fixed conversion price of $0.35, subject to standard anti-dilutive rights and down round provisions. With the issuance of a variable rate transaction with any new investor, the conversion price of the convertible debt and the strike price of the warrants should be adjusted down to the new effective conversion price.

The principal balance owed to Blue Lake was $250,000 as of September 30, 2024 and December 31, 2023.

The Company has not yet received any default notice from the investor. Upon event of default, the Company is required to pay the outstanding principal plus accrued interest and a default penalty which is equal to 25% of the principal and accrued interest.

The Company initially recognized $219,607 of debt discount resulting from the original issue discount, the deferred financing costs, the fair value assigned to the commitment shares and the warrants. The balance of the unamortized debt discount was $0 as of September 30, 2024 and December 31, 2023.

1800 Diagonal Lending Inc. (“Diagonal note”)

Diagonal note #5

On September 13, 2023, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $55,000 for net proceeds of $50,000, net of issuance costs of $5,000. Interest under the convertible promissory note is 9% per year and a default coupon of 22%.

The maturity date of the note is June 15, 2024. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

The Company initially recognized $5,000 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $1,527 through interest expenses during the nine months ended September 30, 2024. The balance of the unamortized debt discount was $0 and $3,473, respectively, as of September 30, 2024 and December 31, 2023.

Diagonal note #6

On September 6, 2023, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $92,000 for net proceeds of $75,000, net of issuance costs of $17,000. Interest under the convertible promissory note is 10% per year and a default coupon of 22%.

The maturity date of the note is September 6, 2024. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

Diagonal note #7

On December 5, 2023, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $61,600 for net proceeds of $55,000, net of issuance costs of $6,600. Interest under the convertible promissory note is 10% per year and a default coupon of 22%.

The maturity date of the note is September 15, 2024. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

All Diagonal notes have been satisfied in full as of September 30, 2024.

International Real Estate Development, LLC

On January 1, 2023, the Company issued a convertible promissory note pursuant to the acquisition of RCVD for a total principal of $8,900,000, carrying a 5% coupon and maturing on September 30, 2024. The convertible note is payable in quarterly installment of $2,225,000 starting on March 31, 2023. The convertible note includes a twelve percent (12%) default interest. The Company failed to make the first installment in accordance with the terms of the agreement.

The convertible note is convertible commencing on April 1, 2023 at the option of the holder into shares of common stock at a 10% discount to market price. The Company can prepay the convertible note at any time.

The Company incurred $111,250 of interest during the nine months ended September 30, 2024. In March 2024, the Company converted the entire principal balance of $8,900,000 and accrued interest of $556,250 into 89,000 shares of Series A Preferred shares. See Note 11 for further discussion.

NOTE 7 – CONVERTIBLE NOTES

Convertible notes consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022

1800 Diagonal convertible note #1, 9% interest, due July 2023	-	85,000
1800 Diagonal convertible note#2, 9% interest, due September 2023	-	64,250
1800 Diagonal convertible note #3, 9% interest, due October 2023	-	122,488
1800 Diagonal convertible note #5, 9% interest, due June 2024	55,000	-
1800 Diagonal convertible note #6, 10% interest, due September 2024	68,511	-
1800 Diagonal convertible note #7, 10% interest, due September 2024	61,600	-
Mast Hill convertible note, 16% interest, due March 2023 (in default)	250,000	250,000
Blue Lake convertible note, 16% interest, due March 2023 (in default)	250,000	250,000
International Real Estate Development, 5% interest, due March 2024	8,900,000	-
Total convertible notes	$9,585,111	$771,738
Less discounts	(33,034)	(213,081)

Total convertible notes, net of discount	9,552,077	558,657

Less current portion	(9,552,077)	(558,657)

Total convertible notes, net of discount - long term	$-	$-

Mast Hill Fund, L.P (“Mast note”) - In default

On March 23, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $250,000 for net proceeds of $211,250, net of issuance costs of $13,750 and original issuance discount of $25,000. The interest rate under the convertible promissory note in default is 16%, and the principal and all accrued but unpaid interest are due on March 23, 2023. The note requires eight (8) mandatory monthly installments of $35,000 starting in July 2022.

Additionally, as an incentive to the note holder, the securities purchase agreement also provided for the issuance of 225,000 shares of common stock with fair value of approximately $101,000, which were fully earned at issuance, and 343,750 warrants to purchase an equivalent number of shares of common stock at an exercise price of $0.80 and a term of five years. The note is convertible upon an event of default at the noteholder’s option into shares of our common stock at a fixed conversion price of $0.35, subject to standard anti-dilutive rights and down round protection. The conversion price of the convertible debt and the strike price of the warrants should be adjusted to the new effective conversion price following subsequent dilutive issuances.

During the year ended December 31, 2023, the Company converted approximately $133,096 of interest and default premium into 1,664,857 shares of common stock.

The principal balance owed to Mast Hill Fund was $250,000 as of December 31, 2023 and 2022. The Company incurred approximately $36,884 of interest during the year ended December 31, 2023. Accrued interest totaled approximately $9,221 and $23,703, respectively, as of December 31, 2023 and 2022.

The Company is in default as the Company (i) consummated a variable rate transaction with another lender and (ii) failed to make the required installment payment as required under the terms of the agreement. Upon event of default, the Company is required to pay the outstanding principal plus accrued interest and a default penalty which is equal to 25% of the principal and accrued interest.

As of December 31, 2023 and 2022, the default penalty was $0 and $68,426, respectively. During the year ended December 31, 2023, the Company recognized an additional $6,904 of default penalty for a total amount of $75,289, which was fully converted into shares of common stock during the year ended December 31, 2023.

The Company initially recognized $219,832 of debt discount resulting from the original issue discount, the deferred financing costs, the fair value assigned to the commitment shares and the warrants. The Company amortized $50,742 through interest expenses during the year ended December 31, 2023.

The balance of the unamortized debt discount was $0 and $50,742 as of December 31, 2023 and 2022.

Blue Lake Partners LLC (“Blue Lake note”) – In default

On March 28, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $250,000 for net proceeds of $211,250, net of issuance costs of $13,750 and original issuance discount of $25,000. The interest rate under the convertible promissory note in default is 16%, and the principal and all accrued but unpaid interest are due on March 28, 2023. The note requires eight (8) mandatory monthly installments of $35,000 starting in July 2022. Additionally, as an incentive to the note holder, the securities purchase agreement provided for the issuance of 225,000 shares of common stock with fair value of approximately $101,000, which were fully earned at issuance, and 343,750 warrants for the purchase of an equivalent number of shares of common stock at an exercise price of $0.80 and a term of five years.

The note is convertible upon an event of default at the noteholder’s option into shares of our common stock at a fixed conversion price of $0.35, subject to standard anti-dilutive rights and down round provisions. With the issuance of a variable rate transaction with any new investor, the conversion price of the convertible debt and the strike price of the warrants should be adjusted down to the new effective conversion price.

The principal balance owed to Blue Lake was $250,000 as of December 31, 2023 and 2022. The Company incurred approximately $17,867 of interest during the year ended December 31, 2023. Accrued interest totaled approximately $41,207 and $23,400, respectively, as of December 31, 2023 and 2022.

The Company is in default of the note as the Company (i) consummated a variable rate transaction with another lender and (ii) failed to make the required installment payment as required under the terms of the agreement. The Company has not yet received any default notice from the investor. Upon event of default, the Company is required to pay the outstanding principal plus accrued interest and a default penalty which is equal to 25% of the principal and accrued interest.

As of December 31, 2023 and 2022, the Company accrued $97,195 as default penalty, which is presented in accounts payable and accrued interest in the consolidated balance sheets.

The Company initially recognized $219,607 of debt discount resulting from the original issue discount, the deferred financing costs, the fair value assigned to the commitment shares and the warrants. The Company amortized $53,097 through interest expenses during the year ended December 31, 2023.

The balance of the unamortized debt discount was $0 and $53,097, respectively, as of December 31, 2023 and 2022.

1800 Diagonal Lending Inc. (“Diagonal note”)

Diagonal note #1

On July 28, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $85,000 for net proceeds of $80,750, net of issuance costs of $4,250. Interest rate under the convertible promissory note is 9% per year, and the principal and all accrued but unpaid interest are due on July 28, 2023. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

During the nine months ended December 31, 2023, the Company converted $15,000 of principal into 242,404 shares of common stock. The Company repaid $111,594 from a related party note (note 8) for the outstanding principal and accrued interest and default interest.

The principal balance of Diagonal note #1 was $0 and $85,000 as of December 31, 2023 and 2022. The Company incurred approximately $37,900 of interest expenses during the year ended December 31, 2023. Accrued interest was $0 and $3,700, respectively, as of December 31, 2023 and 2022.

The Company initially recognized $4,250 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $2,479 through interest expenses during the year ended December 31, 2023. The balance of the unamortized debt discount was $0 and $2,479, respectively, as of December 31, 2023 and 2022.

Diagonal note #2

On September 2, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $64,250 for net proceeds of $60,000, net of issuance costs of $4,250. Interest rate under the convertible promissory note is 9% per year, and the principal and all accrued but unpaid interest are due on September 2, 2023. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

The Company repaid $11,798 in cash for the outstanding principal and accrued interest and default interest. The Company repaid $71,000 from a related party note (note 8) for the outstanding principal and accrued interest and default interest.

The principal balance owed to Diagonal was $0 and $64,250 as of December 31, 2023 and 2022. The Company incurred approximately $16,620 of interest expenses during the year ended December 31, 2023. Accrued interest was $0 and $1,900, respectively, as of December 31, 2023 and 2022.

The Company amortized $42,876 of debt discount through interest expenses during the year ended December 31, 2023. The balance of the unamortized debt discount was $0 and $2,833, respectively, as of December 31, 2023 and 2022.

Diagonal note #3

On October 17, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $142,276 for net proceeds of $122,782, net of issuance costs of $19,494. Interest under the convertible promissory note is 10% per year, and the note includes a guaranteed twelve-month coupon or $14,227.

The maturity date of the note is October 17, 2023. The convertible note is contingently convertible upon an event of default, and the conversion price is the greater of a fixed rate or a discount to the market price. The note requires ten (10) monthly installment payments of $15,650 starting on November 30, 2022.

The Company incurred approximately $14,227 of interest expenses and paid $1,423 of interest during the year ended December 31, 2022. Accrued interest was $12,804 as of December 31, 2022.

During the year ended December 31, 2023, the Company repaid $12,804 of interest and repaid $122,488 of principal.

The Company initially recognized $19,494 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $15,433 through interest expenses during the year ended December 31, 2023. The balance of the unamortized debt discount was $0 and $15,433, respectively, as of December 31, 2023 and 2022.

The balance of the Diagonal note #3 was $0 and $122,488, respectively, as of December 31, 2023 and 2022.

Diagonal note #4

On March 3, 2023, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $104,250 for net proceeds of $100,000, net of issuance costs of $4,250. Interest under the convertible promissory note is 9% per year and a default coupon of 22%.

The maturity date of the note is March 3, 2024. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

During the year ended December 31, 2023, the Company repaid $104,250 of principal.

The Company initially recognized $4,250 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $4,250 through interest expenses during the year ended December 31, 2023. The balance of the unamortized debt discount was $0 as of December 31, 2023.

The balance of the Diagonal note #4 was $0 as of December 31, 2023.

Diagonal note #5

On September 13, 2023, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $55,000 for net proceeds of $50,000, net of issuance costs of $5,000. Interest under the convertible promissory note is 9% per year and a default coupon of 22%.

The maturity date of the note is June 15, 2024. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

The Company incurred approximately $1,652 of interest expenses during the year ended December 31, 2023. Accrued interest was $1,652 as of December 31, 2023.

The Company initially recognized $5,000 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $1,527 through interest expenses during the year ended December 31, 2023. The balance of the unamortized debt discount was $3,473 as of December 31, 2023.

The balance of the Diagonal note #5 was $55,000 as of December 31, 2023.

Diagonal note #6

On September 6, 2023, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $92,000 for net proceeds of $75,000, net of issuance costs of $17,000. Interest under the convertible promissory note is 10% per year and a default coupon of 22%.

The maturity date of the note is September 6, 2024. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

The Company incurred approximately $9,200 of interest expenses during the year ended December 31, 2023. Accrued interest was $9,200 as of December 31, 2023.

The Company initially recognized $17,000 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $5,668 through interest expenses during the year ended December 31, 2023. The balance of the unamortized debt discount was $11,332 as of December 31, 2023.

The balance of the Diagonal note #6 was $68,511 as of December 31, 2023.

Diagonal note #7

On December 5, 2023, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $61,600 for net proceeds of $55,000, net of issuance costs of $6,600. Interest under the convertible promissory note is 10% per year and a default coupon of 22%.

The maturity date of the note is September 15, 2024. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

The Company incurred approximately $6,160 of interest expenses during the year ended December 31, 2023. Accrued interest was $6,160 as of December 31, 2023.

The Company initially recognized $6,600 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $789 through interest expenses during the year ended December 31, 2023. The balance of the unamortized debt discount was $5,811 as of December 31, 2023.

The balance of the Diagonal note #7 was $61,600 as of December 31, 2023.

International Real Estate Development, LLC. - In default

On January 1, 2023, the Company issued a convertible promissory note pursuant to the acquisition of RCVD for a total principal of $8,900,000, carrying a 5% coupon and maturing on March 31, 2024. The convertible note is payable in quarterly installment of $2,225,000 starting on March 31, 2023. The convertible note includes a twelve percent (12%) default interest. The Company failed to make the first installment in accordance with the terms of the agreement.

The convertible note is convertible commencing on April 1, 2023 at the option of the holder into shares of common stock at a 10% discount to market price. The Company can prepay the convertible note at any time.

The Company incurred $445,000 of interest during the year ended December 31, 2023. Accrued interest was $445,000 as of December 31, 2023. The balance was $8,900,000 as of December 31, 2023.